Income Taxes (Changes In Unrecognized Tax Benefits Balance For Federal State And Foreign Tax) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Taxes
Unrecognized tax benefits - Balance at beginning of year	$ 4,793	$ 4,541
Unrecognized tax benefits - Increases for tax positions related to the current year	255	791
Unrecognized tax benefits - Increases for tax positions related to prior years	488	991
Unrecognized tax benefits - Decreases for tax positions related to prior years	(1,238)	(1,426)
Unrecognized tax benefits - lapse of statute of limitations	(24)	(29)
Unrecognized tax benefits - Settlements	(47)	(75)
Unrecognized tax benefits - Balance at end of year	4,227	4,793
Unrecognized tax benefits - Accrued interest and penalties	1,034	977
Gross unrecognized income tax benefits	5,261	5,770
Less: Deferred federal and state income tax benefits	(481)	(610)
Less: Tax attributable to timing items included above	(2,121)	(2,448)
Total UTB that, if recognized, would impact the effective income tax rate as of the end of the year	$ 2,659	$ 2,712